Financial Instruments (Details 2) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ 5,640,000	$ (6,062,000)
Amount of (Gain) or Loss Recognized in Income on Derivatives	37,931,000	24,666,000
Amount of (Gain) or Loss Recognized in Income on Derivatives	(39,997,000)	(32,456,000)
Non Hedging Foreign Exchange Interest Income Expense [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	8,555,000	6,868,000
Hedging Foreign Exchange Cost Of Sale [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(2,528,000)	(20,853,000)
Amount of (Gain) or Loss Recognized in Income on Derivatives	16,256,000	4,183,000
Non Hedging Foreign Exchange Selling general and administrative expense [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(48,552,000)	(39,324,000)
HedgingInterestRateContractsInterestIncomeMember [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	8,168,000	14,791,000
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 21,675,000	$ 20,483,000